Accounting policies - Valuation techniques (Details) € in Millions	Dec. 31, 2018 EUR (€) division	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Number of independent divisions | division	2
Financial assets available for sale, category | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		€ 1,211	€ 1,349
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 70,343	107,624	108,765
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	16,104	21,828	20,906
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	54,239	85,796	87,859
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	68,058	59,616	40,263
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	987	769
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	67,071	58,847	40,263
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,363	8,044	8,156
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	5	8	9
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,358	8,036	8,147
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	92,879	125,458	148,187
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	37,108	58,215	64,259
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	55,771	67,243	83,928
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10,730
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,835
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,895
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	57,460	34,782	31,609
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,102	3,823	3,220
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	54,358	30,959	28,389
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	121,091
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	103,590
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	17,501
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Financial Assets Excluding Equity Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		132,060	115,425
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Level 1 | Financial Assets Excluding Equity Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		113,258	89,563
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Level 2 and 3 | Financial Assets Excluding Equity Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		18,802	25,862
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,607	8,537	10,377
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			216
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,607	8,537	10,161
Liabilities Under Insurance Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	765	1,117	652
Liabilities Under Insurance Contracts [Member] | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 765	€ 1,117	€ 652